Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents	$ 1,969,597	$ 3,315,774	$ 5,408,523
Accounts receivable	1,009,775	865,943	1,218,043
Inventory, net	1,809,020	1,768,382	1,807,895
Prepaid expenses and other current assets	95,625	134,996	97,249
Total current assets	4,884,017	6,085,095	8,531,710
Property and equipment, net	383,534	328,249	440,606
Software license inventory	906,900	976,900	937,100
Other assets	16,300	10,641	27,306
Total assets	6,190,751	7,400,885	9,936,722
Current liabilities:
Accounts payable	1,308,056	1,546,926	697,807
Accrued compensation	811,951	666,060	557,784
Other accrued liabilities	618,839	450,424	1,398,707
Derivative liabilities	224,219	131,173	658,286
Deferred product and service revenues	263,097	223,117	116,009
Senior secured note payable, net of unamortized discount of $64,835 at December 31, 2015			4,224,609
Total current liabilities	3,226,162	3,017,700	7,653,202
Accrued interest	577,125	647,500	542,500
Senior note payable	2,000,000	2,000,000
Total liabilities	8,395,663	8,156,954	11,917,861
Commitments and contingencies
Stockholders' deficit:
Preferred stock, $0.01 par value; 25,000,000 shares authorized at March 31, 2017 and December 31, 2016 and 2015; none issued and outstanding at March 31, 2017 and December 31, 2016 and 2015
Common stock, $0.01 par value; 200,000,000 shares authorized at March 31, 2017 and December 31, 2016 and 2015; 3,622,032 and 2,284,537 shares issued and outstanding at March 31, 2017and December 31, 2016 and 2015, respectively	36,220	36,220	22,845
Additional paid-in capital	93,283,370	93,076,475	83,722,596
Accumulated deficit	(95,524,502)	(93,868,764)	(85,726,580)
Total stockholders' deficit	(2,204,912)	(756,069)	(1,981,139)
Total liabilities and stockholders' deficit	6,190,751	7,400,885	9,936,722
12% Junior Secured Notes Payable 2014 [Member]
Current liabilities:
Junior secured notes payable	1,814,312	1,794,226	3,257,389
Junior Secured Notes Payable 2010 [Member]
Current liabilities:
Junior secured notes payable	$ 778,064	$ 697,528	$ 464,770